Tradr 2X Short AMZN Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,087,787
TOTAL NET ASSETS — 100.0%	$1,087,787

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Amazon.com, Inc.	Pay	2.13% (OBFR01* - 150bps)	At Maturity	4/24/2027	$(2,308,882)	$-	$30,596
TOTAL EQUITY SWAP CONTRACTS								$30,596

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.